UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009
                                               --------------

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
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Address: 1700 East Putnam Avenue
         --------------------------------------
         Old Greenwich, CT 06870
         --------------------------------------

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -----------------------------
Title:     Managing Member
           -----------------------------
Phone:     (203) 698-8812
           -----------------------------

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         August 14, 2009
---------------------------         -----------------         ---------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                            ------------------
Form 13F Information Table Entry Total:              34
                                            ------------------
Form 13F Information Table Value Total:              442596
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                                                  (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-10619                   O'Malley, Jr., Thomas D.
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

                                                                                       Investment Discretion        Voting Authority
                                                                                       ---------------------        ----------------
                                                         Value           SH/  PUT/         Shared  Shared   Other
Issuer                        Class           CUSIP     (000's)  Shares  PRN  CALL  Sole   defined  other  Managers   Sole   Shared
------                        -----          ------    --------  ------- ---  ---   ----   -------  ----   -------    ---    -------
ABB LTD                       SPONSORED ADR  000375204  14032    889211   SH         X                         1              889211
ACTIVISION BLIZZARD INC       COM            00507V109   8237    652188   SH         X                         1              652188
AK STL HLDG CORP              COM            001547108    347     18074   SH         X                         1               18074
ALLIED NEVADA GOLD CORP       COM            019344100    145     18000   SH         X                         1               18000
ALLSTATE CORP                 COM            020002101   6665    273161   SH         X                         1              273161
ANADARKO PETE CORP            COM            032511107  14393    317100   SH         X                         1              317100
ANGLOGOLD ASHANTI LTD         SPONSORED ADR  035128206  18915    516385   SH         X                         1              516385
BANK OF AMERICA CORPORATION   COM            060505104  30317   2296719   SH         X                         1             2296719
BECTON DICKINSON & CO         COM            075887109  15111    211902   SH         X                         1              211902
COVIDIEN PLC                  SHS            G2554F105  14024    374577   SH         X                         1              374577
CVS CAREMARK CORPORATION      COM            126650100   6374    200000   SH         X                         1              200000
ELDORADO GOLD CORP NEW        COM            284902103   5722    639320   SH         X                         1              639320
ELECTRONIC ARTS INC           COM            285512109  14477    666533   SH         X                         1              666533
FOSTER WHEELER AG             COM            H27178104   8254    347546   SH         X                         1              347546
FREEPORT-MCMORAN COPPER & GO  COM            35671D857   7865    156959   SH         X                         1              156959
GENTEK INC                    COM NEW        37245X203   8942    400466   SH         X                         1              400466
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106  13673   1134723   SH         X                         1             1134723
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106  12449   1033100   SH   CALL  X                         1
GOLDCORP INC NEW              COM            380956409   7328    210880   SH         X                         1              210880
GREAT BASIN GOLD LTD          COM            390124105    191    138750   SH         X                         1              138750
ILLUMINA INC                  COM            452327109   4221    108390   SH         X                         1              108390
LIFE TECHNOLOGIES CORP        COM            53217V109  10972    263001   SH         X                         1              263001
MCDERMOTT INTL INC            COM            580037109  15454    760899   SH         X                         1              760899
MONSANTO CO NEW               COM            61166W101   9791    131700   SH         X                         1              131700
OCCIDENTAL PETE CORP DEL      COM            674599105  13694    208081   SH         X                         1              208081
PAN AMERICAN SILVER CORP      COM            697900108   7423    404964   SH         X                         1              404964
PEPSICO INC                   COM            713448108  17719    322406   SH         X                         1              322406
PETROHAWK ENERGY CORP         COM            716495106   9840    441234   SH         X                         1              441234
RANGE RES CORP                COM            75281A109   7682    185504   SH         X                         1              185504
SPDR GOLD TRUST               GOLD SHS       78463V107  97198   1066000   SH   CALL  X                         1
THERMO FISHER SCIENTIFIC INC  COM            883556102  20255    496803   SH         X                         1              496803
UNITED STATES NATL GAS FUND   UNIT           912318102   2795    201500   SH   CALL  X                         1
YAMANA GOLD INC               COM            98462Y100  11711   1324776   SH         X                         1             1324776
YAMANA GOLD INC               COM            98462Y100   6380    721700   SH   CALL  X                         1
                                                       442596